Expense Example - FidelitySustainableTargetDateFunds-ComboRetailPro - FidelitySustainableTargetDateFunds-ComboRetailPro - Fidelity Sustainable Target Date Income Fund - Fidelity Sustainable Target Date Income Fund
May 30, 2024 USD ($)
Expense Example:
1 year	$ 42
3 years	132
5 years	230
10 years	$ 518